United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2013

Date of Reporting Period: Six months ended 03/31/2013

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2013
Share Class	Ticker
A	VSFAX
C	VSFCX
R	VSFRX
Institutional	VSFIX

Federated Clover Small Value Fund
(Successor to the Touchstone Diversified Small Cap Value Fund Established 1996)

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2012 through March 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2013, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	31.7%
Industrials	14.4%
Information Technology	12.0%
Consumer Discretionary	11.6%
Materials	7.8%
Energy	6.1%
Health Care	5.6%
Utilities	5.0%
Consumer Staples	2.3%
Cash Equivalents[2]	4.9%
Other Assets and Liabilities—Net[3]	(1.4)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
March 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—96.5%
		Consumer Discretionary—11.6%
143,950	[1]	Aeropostale, Inc.	$1,957,720
192,275	[1]	Body Central Corp.	1,807,385
237,550	[1]	CROCs, Inc.	3,520,491
43,150	[1]	Genesco, Inc.	2,592,883
98,675	[1]	HomeAway, Inc.	3,206,937
240,925		Hot Topic, Inc.	3,344,039
118,475		JAKKS Pacific, Inc.	1,242,803
197,000		La-Z Boy Chair Co.	3,717,390
132,925	[1]	Lions Gate Entertainment Corp.	3,159,627
156,675	[1]	New York Times Co., Class A	1,535,415
52,450		Rent-A-Center, Inc.	1,937,503
105,775	[1]	Select Comfort Corp.	2,091,172
182,050		Spartan Motors, Inc.	966,686
231,250	[1]	Standard Pacific Corp.	1,998,000
60,825	[1]	Tenneco Automotive, Inc.	2,391,031
164,075		The Jones Group, Inc.	2,087,034
77,250		True Religion Apparel, Inc.	2,016,997
37,875		Vail Resorts, Inc.	2,360,370
118,275	[1]	Vera Bradley, Inc.	2,794,838
226,675		World Wrestling Entertainment, Inc.	1,999,274
		TOTAL	46,727,595
		Consumer Staples—2.3%
294,250	[1]	Alliance One International, Inc.	1,144,633
96,500		Fresh Del Monte Produce, Inc.	2,603,570
80,920		Spartan Stores, Inc.	1,420,146
62,455	[1]	TreeHouse Foods, Inc.	4,068,943
		TOTAL	9,237,292
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Energy—6.1%
218,500	[1]	Basic Energy Services, Inc.	$2,986,895
442,250	[1]	Halcon Resources Corp.	3,445,127
369,025	[1]	Hercules Offshore, Inc.	2,738,166
45,050		Lufkin Industries, Inc.	2,990,869
146,417	[1]	Resolute Energy Corp.	1,685,260
436,454	[1]	Sandridge Energy, Inc.	2,300,113
104,975	[1]	SemGroup Corp.	5,429,307
113,925	[1]	Superior Energy Services, Inc.	2,958,632
		TOTAL	24,534,369
		Financials—31.7%
26,755		Alterra Capital Holdings Ltd.	842,783
173,100	[1]	American Capital Ltd.	2,526,394
128,750		American Equity Investment Life Holding Co.	1,917,088
90,858		Argo Group International Holdings Ltd.	3,759,704
209,575		Associated Estates Realty Corp.	3,906,478
139,050		BioMed Realty Trust, Inc.	3,003,480
256,850		Brookline Bancorp, Inc.	2,347,609
530,475		CNO Financial Group, Inc.	6,073,939
643,575		Capital Lease Funding, Inc.	4,099,573
56,150		City Holding Co.	2,234,209
144,975		East West Bancorp, Inc.	3,721,508
292,095		FNB Corp. (PA)	3,534,349
80,025		First American Financial Corp.	2,046,239
366,075		First Commmonwealth Financial Corp.	2,730,919
260,350		First Niagara Financial Group, Inc.	2,306,701
132,825		First Potomac Realty Trust	1,969,795
185,650		FirstMerit Corp.	3,068,794
178,138		Flushing Financial Corp.	3,017,658
110,100		Hancock Holding Co.	3,404,292
83,125		Hanover Insurance Group, Inc.	4,129,650
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
60,455		Independent Bank Corp.- Massachusetts	$1,970,228
89,045		LTC Properties, Inc.	3,626,803
335,525		Lexington Realty Trust	3,959,195
682,435		MFA Mortgage Investments, Inc.	6,360,294
144,920		Maiden Holdings Ltd.	1,534,703
36,425		Mid-American Apartment Communities, Inc.	2,515,510
195,825	[1]	National Financial Partners Corp.	4,392,355
503,725		Newcastle Investment Corp.	5,626,608
140,075		Northwest Bancshares, Inc.	1,777,552
68,650	[1]	Ocwen Financial Corp.	2,603,208
279,700		Old National Bancorp	3,845,875
87,325	[1]	PHH Corp.	1,917,657
32,185		Platinum Underwriters Holdings Ltd.	1,796,245
62,575		Potlatch Corp.	2,869,689
37,850		ProAssurance Corp.	1,791,441
70,725		Radian Group, Inc.	757,465
154,325		Starwood Property Trust, Inc.	4,284,062
83,685		Sun Communities, Inc.	4,128,181
513,125		Susquehanna Bankshares, Inc.	6,378,144
606,775		Synovus Financial Corp.	1,680,767
82,975		Wintrust Financial Corp.	3,073,394
		TOTAL	127,530,538
		Health Care—5.6%
50,950	[1]	Alere, Inc.	1,300,754
107,125	[1]	Alkermes, Inc.	2,539,934
34,800	[1]	Community Health Systems, Inc.	1,649,172
36,575	[1]	Cubist Pharmaceuticals, Inc.	1,712,441
45,780	[1]	Magellan Health Services, Inc.	2,177,755
67,075	[1]	Medicines Co.	2,241,646
63,700		Meridian Bioscience, Inc.	1,453,634
164,812	[1]	Merit Medical Systems, Inc.	2,020,595
51,150	[1]	Tornier NV	964,178
40,500		Universal Health Services, Inc., Class B	2,586,735
75,265	[1]	ViroPharma, Inc.	1,893,667
85,600	[1]	Wright Medical Group, Inc.	2,038,136
		TOTAL	22,578,647
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Industrials—14.4%
124,450	[1]	Aegion Corp.	$2,881,018
128,150		Altra Holdings, Inc.	3,488,243
107,325		Avery Dennison Corp.	4,622,488
109,345		Barnes Group, Inc.	3,163,351
152,525		Briggs & Stratton Corp.	3,782,620
98,150		Con-way, Inc.	3,455,862
121,500	[1]	Foster Wheeler AG	2,776,275
103,150	[1]	General Cable Corp.	3,778,384
260,325	[1]	GrafTech International Ltd.	1,999,296
174,375		Manitowoc, Inc.	3,585,150
216,175	[1]	Orbital Sciences Corp.	3,607,961
42,475		Regal Beloit Corp.	3,464,261
128,475	[1]	Terex Corp.	4,422,109
132,950		Titan International, Inc.	2,802,586
48,775		Triumph Group, Inc.	3,828,837
82,725	[1]	USG Corp.	2,187,249
75,225	[1]	United Rentals, Inc.	4,135,118
		TOTAL	57,980,808
		Information Technology—12.0%
122,925	[1]	Advanced Energy Industries, Inc.	2,249,527
42,550	[1]	Anixter International, Inc.	2,975,096
66,940		Black Box Corp.	1,459,961
176,675		Brooks Automation, Inc.	1,798,552
59,285	[1]	CSG Systems International, Inc.	1,256,249
90,770		CTS Corp.	947,639
165,475	[1]	Cypress Semiconductor Corp.	1,825,189
240,200	[1]	Fairchild Semiconductor International, Inc., Class A	3,396,428
216,336	[1]	Finisar Corp.	2,853,472
70,747	[1]	Insight Enterprises, Inc.	1,458,803
228,175		Intersil Holding Corp.	1,987,404
69,660		j2 Global, Inc.	2,731,369
379,750	[1]	Lattice Semiconductor Corp.	2,069,637
902,325	[1]	Quantum Corp. - DLT & Storage Systems	1,154,976
679,550	[1]	RF Micro Devices, Inc.	3,615,206
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
202,600		SAIC, Inc.	$2,745,230
228,575	[1]	Sanmina Corp.	2,596,612
158,860	[1]	Symmetricom, Inc.	721,224
131,425	[1]	Take-Two Interactive Software, Inc.	2,122,514
168,825		Tessera Technologies, Inc.	3,165,469
254,325	[1]	Triquint Semiconductor, Inc.	1,284,341
49,350	[1]	Verint Systems, Inc.	1,803,743
43,050	[1]	ViaSat, Inc.	2,085,342
		TOTAL	48,303,983
		Materials—7.8%
80,900		Allegheny Technologies, Inc.	2,565,339
99,750		Axiall Corp.	6,200,460
64,350		Cabot Corp.	2,200,770
181,575		Commercial Metals Corp.	2,877,964
31,175		Domtar, Corp.	2,419,803
191,275		Huntsman Corp.	3,555,802
122,450	[1]	Intrepid Potash, Inc.	2,297,162
161,675	[1]	Kapstone Paper and Packaging Corp.	4,494,565
141,550	[1]	Stillwater Mining Co.	1,830,242
141,175		Tronox Ltd.	2,796,677
		TOTAL	31,238,784
		Utilities—5.0%
103,450		Atmos Energy Corp.	4,416,280
87,675		Cleco Corp.	4,123,355
62,075		El Paso Electric Co.	2,088,824
151,225		Idacorp, Inc.	7,299,631
80,300		Portland General Electric Co.	2,435,499
		TOTAL	20,363,589
		TOTAL COMMON STOCKS (IDENTIFIED COST $321,838,045)	388,495,605
Semi-Annual Shareholder Report
6

Shares			Value
		MUTUAL FUND—4.9%
19,905,897	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12% (AT NET ASSET VALUE)	$19,905,897
		TOTAL INVESTMENTS—101.4% (IDENTIFIED COST $341,743,942)[4]	408,401,502
		OTHER ASSETS AND LIABILITIES - NET—(1.4)%[5]	(5,657,752)
		TOTAL NET ASSETS—100%	$402,743,750
1	Non-income producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2013	Year Ended September 30,
		2012	2011	2010	2009[1,2]	2008[1,3]
Net Asset Value, Beginning of Period	$21.50	$17.01	$18.18	$16.07	$17.97	$27.81
Income From Investment Operations:
Net investment income	0.10	0.09[4]	0.04[4]	0.05[4]	0.10[4]	0.05
Net realized and unrealized gain (loss) on investments	2.93	4.66	(1.18)	2.21	(1.07)	(2.30)
TOTAL FROM INVESTMENT OPERATIONS	3.03	4.75	(1.14)	2.26	(0.97)	(2.25)
Less Distributions:
Distributions from net investment income	(0.13)	(0.03)	(0.03)	(0.01)	(0.12)	(0.11)
Distributions from net realized gain on investments	(1.00)	(0.23)	—	(0.14)	(0.81)	(7.48)
TOTAL DISTRIBUTIONS	(1.13)	(0.26)	(0.03)	(0.15)	(0.93)	(7.59)
Net Asset Value, End of Period	$23.40	$21.50	$17.01	$18.18	$16.07	$17.97
Total Return[5]	14.95%	28.17%	(6.31)%	14.16%	(3.41)%	(8.85)%
Ratios to Average Net Assets:
Net expenses	1.26%[7]	1.26%[6]	1.26%[6]	1.31%	1.45%	1.45%
Net investment income	0.95%[7]	0.42%	0.21%	0.30%	1.12%	0.67%
Expense waiver/reimbursement[8]	0.23%[7]	0.29%	0.36%	0.39%	0.11%	4.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$166,125	$148,687	$113,930	$106,030	$102,599	$625
Portfolio turnover	38%	72%	72%	72%	68%	67%
Semi-Annual Shareholder Report
8

1	Touchstone Diversified Small Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated Clover Small Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.42; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets or each shareholder's proportional interest in those assets. Per share data has been restated, where applicable.
4	Per share numbers have been calculated using the average shares method.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.26% and 1.25% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2013	Year Ended September 30,
		2012	2011	2010	2009[1,2]	2008[1,3]
Net Asset Value, Beginning of Period	$21.01	$16.72	$17.99	$16.02	$17.88	$27.90
Income From Investment Operations:
Net investment income (loss)	0.03	(0.06)[4]	(0.11)[4]	(0.08)[4]	0.01[4]	(0.01)
Net realized and unrealized gain (loss) on investments	2.86	4.58	(1.14)	2.19	(1.01)	(2.44)
TOTAL FROM INVESTMENT OPERATIONS	2.89	4.52	(1.25)	2.11	(1.00)	(2.45)
Less Distributions:
Distributions from net investment income	—	—	(0.02)	—	(0.05)	(0.09)
Distributions from net realized gain on investments	(1.00)	(0.23)	—	(0.14)	(0.81)	(7.48)
TOTAL DISTRIBUTIONS	(1.00)	(0.23)	(0.02)	(0.14)	(0.86)	(7.57)
Net Asset Value, End of Period	$22.90	$21.01	$16.72	$17.99	$16.02	$17.88
Total Return[5]	14.51%	27.25%	(6.99)%	13.28%	(3.64)%	(9.56)%
Ratios to Average Net Assets:
Net expenses	2.01%[7]	2.01%[6]	2.01%[6]	2.06%	2.20%	2.20%
Net investment income (loss)	0.20%[7]	(0.33)%	(0.53)%	(0.44)%	0.08%	(0.09)%
Expense waiver/reimbursement[8]	0.27%[7]	0.31%	0.36%	0.39%	0.93%	2.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,641	$16,088	$12,566	$7,075	$5,071	$619
Portfolio turnover	38%	72%	72%	72%	68%	67%
Semi-Annual Shareholder Report
10

1	The Predecessor Fund was reorganized into the Fund as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.42; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Per share numbers have been calculated using the average shares method.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.01% and 2.00% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2013	Year Ended 9/30/2012	Period Ended 9/30/2011[1]
Net Asset Value, Beginning of Period	$21.39	$16.99	$19.19
Income From Investment Operations:
Net investment income	0.11	0.03[2]	0.05[2]
Net realized gain (loss) on investments	2.89	4.66	(2.22)
TOTAL FROM INVESTMENT OPERATIONS	3.00	4.69	(2.17)
Less Distributions:
Distributions from net investment income	(0.17)	(0.06)	(0.03)
Distributions from net realized gain on investments	(1.00)	(0.23)	—
TOTAL DISTRIBUTIONS	(1.17)	(0.29)	(0.03)
Net Asset Value, End of Period	$23.22	$21.39	$16.99
Total Return[3]	14.88%	27.86%	(11.35)%
Ratios to Average Net Assets:
Net expenses	1.38%[5]	1.51%[4]	1.51%[4,5]
Net investment income	1.05%[5]	0.17%	0.30%[5]
Expense waiver/reimbursement[6]	0.35%[5]	0.40%	0.53%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,703	$319	$83
Portfolio turnover	38%	72%	72%[7]
1	Reflects operations for the period from December 1, 2010 (date of initial investment) to September 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.51% and 1.48% for the year ended September 30, 2012 and for the period ended September 30, 2011, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2011.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2013	Year Ended September 30,			Period Ended 9/30/2009[1]
		2012	2011	2010
Net Asset Value, Beginning of Period	$21.58	$17.07	$18.23	$16.09	$15.42
Income From Investment Operations:
Net investment income	0.12	0.14[2]	0.10[2]	0.10[2]	0.01[2]
Net realized and unrealized gain (loss) on investments	2.95	4.68	(1.19)	2.20	0.66
TOTAL FROM INVESTMENT OPERATIONS	3.07	4.82	(1.09)	2.30	0.67
Less Distributions:
Distributions from net investment income	(0.18)	(0.08)	(0.07)	(0.02)	—
Distributions from net realized gain on investments	(1.00)	(0.23)	—	(0.14)	—
TOTAL DISTRIBUTIONS	(1.18)	(0.31)	(0.07)	(0.16)	—
Net Asset Value, End of Period	$23.47	$21.58	$17.07	$18.23	$16.09
Total Return[3]	15.11%	28.52%	(6.06)%	14.43%	4.35%
Ratios to Average Net Assets:
Net expenses	1.01%[5]	1.01%[4]	1.01%[4]	1.06%	1.19%[5]
Net investment income	1.24%[5]	0.66%	0.49%	0.60%	0.70%[5]
Expense waiver/reimbursement[6]	0.15%[5]	0.22%	0.33%	0.41%	0.25%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$211,275	$145,893	$86,725	$52,136	$9,161
Portfolio turnover	38%	72%	72%	72%	68%[7]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.01% and 1.00% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
March 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $19,905,897 of investment in an affiliated holding (Note 5) (identified cost $341,743,942)		$408,401,502
Cash		122,988
Income receivable		746,361
Receivable for investments sold		3,571,127
Receivable for shares sold		943,156
TOTAL ASSETS		413,785,134
Liabilities:
Payable for investments purchased	$10,466,402
Payable for shares redeemed	435,326
Payable for Directors'/Trustees' fees (Note 5)	200
Payable for distribution services fee (Note 5)	13,004
Payable for shareholder services fee (Note 5)	58,654
Accrued expenses (Note 5)	67,798
TOTAL LIABILITIES		11,041,384
Net assets for 17,204,260 shares outstanding		$402,743,750
Net Assets Consist of:
Paid-in capital		$335,708,008
Net unrealized appreciation of investments		66,657,560
Accumulated net realized loss on investments		(261,506)
Undistributed net investment income		639,688
TOTAL NET ASSETS		$402,743,750
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($166,125,366 ÷ 7,097,940 shares outstanding), no par value, unlimited shares authorized	$23.40
Offering price per share (100/94.50 of $23.40)	$24.76
Redemption proceeds per share	$23.40
Class C Shares:
Net asset value per share ($18,640,690 ÷ 813,925 shares outstanding), no par value, unlimited shares authorized	$22.90
Offering price per share	$22.90
Redemption proceeds per share (99.00/100 of $22.90)	$22.67
Class R Shares:
Net asset value per share ($6,702,924 ÷ 288,694 shares outstanding), no par value, unlimited shares authorized	$23.22
Offering price per share	$23.22
Redemption proceeds per share	$23.22
Institutional Shares:
Net asset value per share ($211,274,770 ÷ 9,003,701 shares outstanding), no par value, unlimited shares authorized	$23.47
Offering price per share	$23.47
Redemption proceeds per share	$23.47
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended March 31, 2013 (unaudited)
Investment Income:
Dividends (including $8,658 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $164)			$3,828,745
Expenses:
Investment adviser fee (Note 5)		$1,542,635
Administrative fee (Note 5)		133,713
Custodian fees		15,332
Transfer and dividend disbursing agent fees and expenses (Note 2)		249,301
Directors'/Trustees' fees (Note 5)		965
Auditing fees		13,213
Legal fees		4,032
Portfolio accounting fees		56,528
Distribution services fee (Note 5)		73,368
Shareholder services fee (Note 5)		208,195
Account administration fee (Note 2)		431
Share registration costs		34,751
Printing and postage		20,248
Insurance premiums (Note 5)		2,197
Miscellaneous (Note 5)		2,168
TOTAL EXPENSES		2,357,077
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(178,507)
Waiver of distribution services fee (Note 5)	(5,259)
Reimbursement of shareholder services fee (Note 5)	(1,100)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(151,105)
TOTAL WAIVERS AND REIMBURSEMENTS		(335,971)
Net expenses			2,021,106
Net investment income			1,807,639
Realized and Unrealized Gain on Investments:
Net realized gain on investments			7,282,589
Net change in unrealized appreciation of investments			41,325,974
Net realized and unrealized gain on investments			48,608,563
Change in net assets resulting from operations			$50,416,202
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2013	Year Ended 9/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,807,639	$1,311,746
Net realized gain on investments	7,282,589	11,949,283
Net change in unrealized appreciation/depreciation of investments	41,325,974	49,497,646
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	50,416,202	62,758,675
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(944,236)	(211,814)
Class R Shares	(44,886)	(865)
Institutional Shares	(1,411,090)	(445,593)
Distributions from net realized gain on investments
Class A Shares	(6,889,870)	(1,575,530)
Class C Shares	(767,757)	(176,824)
Class R Shares	(254,343)	(3,376)
Institutional Shares	(7,518,512)	(1,226,903)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,830,694)	(3,640,905)
Share Transactions:
Proceeds from sale of shares	97,863,236	117,241,995
Net asset value of shares issued to shareholders in payment of distributions declared	16,072,999	3,229,715
Cost of shares redeemed	(54,765,836)	(81,905,657)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	59,170,399	38,566,053
Change in net assets	91,755,907	97,683,823
Net Assets:
Beginning of period	310,987,843	213,304,020
End of period (including undistributed net investment income of $639,688 and $1,232,261, respectively)	$402,743,750	$310,987,843
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
March 31, 2013 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Clover Small Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five
Semi-Annual Shareholder Report
18

business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report
19

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For six months ended March 31, 2013, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$143,463	$(97,939)	$431
Class C Shares	18,756	(14,244)	—
Class R Shares	3,472	—	—
Institutional Shares	83,610	(38,922)	—
TOTAL	$249,301	$(151,105)	$431
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
20

Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	938,618	$20,465,850	2,130,497	$42,972,243
Shares issued to shareholders in payment of distributions declared	369,463	7,512,524	93,153	1,755,973
Shares redeemed	(1,125,196)	(24,362,007)	(2,007,376)	(40,547,365)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	182,885	$3,616,367	216,274	$4,180,851
Semi-Annual Shareholder Report
21

	Six Months Ended 3/31/2013		Year Ended 9/30/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	120,683	$2,565,711	267,938	$5,265,677
Shares issued to shareholders in payment of distributions declared	36,019	713,543	8,890	163,837
Shares redeemed	(108,597)	(2,304,018)	(262,572)	(5,177,994)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	48,105	$975,236	14,256	$251,520
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	302,204	$6,350,073	20,676	$417,662
Shares issued to shareholders in payment of distributions declared	14,452	292,054	92	1,745
Shares redeemed	(42,872)	(953,093)	(10,731)	(217,738)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	273,784	$5,689,034	10,037	$201,669
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,137,349	$68,481,602	3,376,663	$68,586,413
Shares issued to shareholders in payment of distributions declared	370,032	7,554,878	68,844	1,308,160
Shares redeemed	(1,265,432)	(27,146,718)	(1,765,200)	(35,962,560)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,241,949	$48,889,762	1,680,307	$33,932,013
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,746,723	$59,170,399	1,920,874	$38,566,053
4. FEDERAL TAX INFORMATION
At March 31, 2013, the cost of investments for federal tax purposes was $341,743,942. The net unrealized appreciation of investments for federal tax purposes was $66,657,560. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $74,538,048 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,880,488.
Semi-Annual Shareholder Report
22

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2013, the Adviser voluntarily waived $171,204 of its fee. In addition, for the six months ended March 31, 2013, an affiliate of the Adviser voluntarily reimbursed $151,105 of transfer and dividend disbursing agent fees and expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Semi-Annual Shareholder Report
23

Subject to the terms described in the Expenses Limitation note, FSC may voluntarily choose to waive any portion of fee. For the six months ended March 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$62,850	$—
Class R Shares	10,518	(5,259)
TOTAL	$73,368	$(5,259)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2013, FSC retained $10,370 of fees paid by the Fund. For the six months ended March 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2013, FSC retained $7,893 in sales charges from the sale of Class A Shares. FSC also retained $1,072 of CDSC relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2013, service fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$187,245	$(1,100)
Class C Shares	20,950	—
TOTAL	$208,195	$(1,100)
For the six months ended March 31, 2013, FSSC did not receive any fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.26%, 2.01%, 1.51% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report
24

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2013, the Adviser reimbursed $7,303. Transactions involving the affiliated holding during the six months ended March 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2012	12,072,013
Purchases/Additions	99,669,854
Sales/Reductions	91,835,970
Balance of Shares Held 3/31/2013	19,905,897
Value	$19,905,897
Dividend Income	$8,658
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2013, were as follows:
Purchases	$165,638,459
Sales	$127,478,937
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2013, there were no outstanding loans. During the six months ended March 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2013, there were no outstanding loans. During the six months ended March 31, 2013, the program was not utilized.
Semi-Annual Shareholder Report
25

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
26

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,149.50	$6.75
Class C Shares	$1,000	$1,145.10	$10.75
Class R Shares	$1,000	$1,148.80	$7.39
Institutional Shares	$1,000	$1,151.10	$5.42
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$6.34
Class C Shares	$1,000	$1,014.91	$10.10
Class R Shares	$1,000	$1,018.05	$6.94
Institutional Shares	$1,000	$1,019.90	$5.09
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.26%
Class C Shares	2.01%
Class R Shares	1.38%
Institutional Shares	1.01%
Semi-Annual Shareholder Report
27

Evaluation and Approval of Advisory
Contract–May 2012
Federated Clover Small Value Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report
28

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report
29

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's
Semi-Annual Shareholder Report
30

subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
Semi-Annual Shareholder Report
31

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report
33

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
34

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172289
CUSIP 314172271
CUSIP 314172172
CUSIP 314172263
40449 (5/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
March 31, 2013
Share Class	Ticker
A	VFCAX
B	VFCBX
C	VFCCX
R	VFCKX
Institutional	VFCIX

Federated Clover Value Fund
(Successor to the Touchstone Value Opportunities Fund Established 1991)

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2012 through March 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

[PAGE INTENTIONALLY LEFT BLANK]

Portfolio of Investments Summary Table (unaudited)
At March 31, 2013, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	22.2%
Health Care	14.9%
Energy	13.8%
Information Technology	11.4%
Consumer Discretionary	10.0%
Industrials	8.8%
Utilities	5.3%
Consumer Staples	5.1%
Materials	4.2%
Telecommunication Services	1.9%
Cash Equivalents[2]	1.8%
Other Assets and Liabilities—Net[3]	0.6%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
March 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—97.6%
		Consumer Discretionary—10.0%
439,000		Harman International Industries, Inc.	$19,592,570
1,021,900	[1]	Liberty Interactive Corp.	21,848,222
203,550	[1]	Liberty Media Corp.	22,722,287
1,139,100	[1]	MGM Resorts International	14,979,165
384,300		Macy's, Inc.	16,079,112
		TOTAL	95,221,356
		Consumer Staples—5.1%
318,600		CVS Caremark Corp.	17,519,814
1,005,000		Mondelez International, Inc., Class A	30,763,050
		TOTAL	48,282,864
		Energy—13.8%
254,600		Anadarko Petroleum Corp.	22,264,770
159,500		Chevron Corp.	18,951,790
502,800		Halliburton Co.	20,318,148
731,200		Marathon Oil Corp.	24,656,064
553,800		Valero Energy Corp.	25,192,362
542,600		Williams Cos., Inc.	20,325,796
		TOTAL	131,708,930
		Financials—22.2%
302,300		Ace Ltd.	26,895,631
863,300		Allstate Corp.	42,362,131
660,200	[1]	American International Group, Inc.	25,628,964
353,200		Capital One Financial Corp.	19,408,340
769,500		Citigroup, Inc.	34,042,680
969,319		Hartford Financial Services Group, Inc.	25,008,430
405,280		JPMorgan Chase & Co.	19,234,589
2,288,900		Regions Financial Corp.	18,746,091
		TOTAL	211,326,856
		Health Care—14.9%
706,500		Johnson & Johnson	57,600,945
400,015		Merck & Co., Inc.	17,692,663
2,313,645		Pfizer, Inc.	66,771,795
		TOTAL	142,065,403
		Industrials—8.8%
217,200		Cummins, Inc.	25,153,932
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
450,300	[1]	Fortune Brands Home & Security, Inc.	$16,854,729
502,000		Ingersoll-Rand PLC, Class A	27,615,020
687,200		Masco Corp.	13,915,800
		TOTAL	83,539,481
		Information Technology—11.4%
657,900	[1]	BMC Software, Inc.	30,480,507
1,462,400		Corning, Inc.	19,493,792
597,700		Global Payments, Inc.	29,681,782
2,238,600		NVIDIA Corp.	28,698,852
		TOTAL	108,354,933
		Materials—4.2%
366,300		Mosaic Co./The	21,835,143
387,600		Nucor Corp.	17,887,740
		TOTAL	39,722,883
		Telecommunication Services—1.9%
486,305		AT&T, Inc.	17,842,530
		Utilities—5.3%
1,267,700		AES Corp.	15,934,989
280,000		Edison International	14,089,600
466,100		Wisconsin Energy Corp.	19,991,029
		TOTAL	50,015,618
		TOTAL COMMON STOCK (IDENTIFIED COST $770,389,927)	928,080,854
		MUTUAL FUND—1.8%
17,004,380	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12% (AT NET ASSET VALUE)	17,004,380
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $787,394,307)[4]	945,085,234
		OTHER ASSETS AND LIABILITIES - NET—0.6%[5]	5,930,276
		TOTAL NET ASSETS—100%	$951,015,510
1	Non-income producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
Semi-Annual Shareholder Report
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2013	Year Ended September 30,
		2012	2011	2010	2009[1,2]	2008[1,3]
Net Asset Value, Beginning of Period	$16.10	$12.57	$13.00	$12.61	$14.10	$18.70
Income From Investment Operations:
Net investment income	0.09	0.14[4]	0.11[4]	0.08[4]	0.18[4]	0.19
Net realized and unrealized gain (loss) on investments	2.12	3.44	(0.43)	0.39	(1.48)	(3.11)
TOTAL FROM INVESTMENT OPERATIONS	2.21	3.58	(0.32)	0.47	(1.30)	(2.92)
Less Distributions:
Distributions from net investment income	(0.09)	(0.14)	(0.11)	(0.08)	(0.19)	(0.18)
Distributions from net realized gain on investments	—	—	—	—	—	(1.50)
TOTAL DISTRIBUTIONS	(0.09)	(0.14)	(0.11)	(0.08)	(0.19)	(1.68)
Regulatory Settlement Proceeds	—	0.09[5]	—	—	—	—
Net Asset Value, End of Period	$18.22	$16.10	$12.57	$13.00	$12.61	$14.10
Total Return[6]	13.75%	29.28%[5]	(2.60)%	3.72%	(9.03)%	(17.01)%
Ratios to Average Net Assets:
Net expenses	1.19%[7]	1.19%[8]	1.19%[8]	1.19%[8]	1.19%[8]	1.20%
Net investment income	0.99%[7]	0.93%	0.76%	0.63%	1.70%	1.25%
Expense waiver/reimbursement[9]	0.13%[7]	0.14%	0.16%	0.21%	0.19%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$660,755	$614,914	$518,057	$575,762	$707,934	$8,231
Portfolio turnover	49%	63%	98%	76%	73%	96%
Semi-Annual Shareholder Report
5

1	Touchstone Value Opportunities Fund (the “Predecessor Fund”) was reorganized into Federated Clover Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.05; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets of each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Per share numbers have been calculated using the average shares method.
5	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.40% on the total return. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.19%, 1.19%, 1.19% and 1.19%, for the years ended September 30, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2013	Year Ended September 30,			Period Ended 9/30/2009[1]
		2012	2011	2010
Net Asset Value, Beginning of Period	$16.03	$12.52	$12.96	$12.59	$12.26
Income From Investment Operations:
Net investment income (loss)	0.02	0.03[2]	0.00[2,3]	(0.01)[2]	(0.00)[2,3]
Net realized and unrealized gain (loss) on investments	2.11	3.42	(0.43)	0.38	0.33
TOTAL FROM INVESTMENT OPERATIONS	2.13	3.45	(0.43)	0.37	0.33
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.01)	(0.00)[3]	—
Regulatory Settlement Proceeds	—	0.09[4]	—	—	—
Net Asset Value, End of Period	$18.14	$16.03	$12.52	$12.96	$12.59
Total Return[5]	13.33%	28.29%[4]	(3.30)%	2.96%	2.69%
Ratios to Average Net Assets:
Net expenses	1.92%[6]	1.92%[7]	1.92%[7]	1.92%[7]	1.92%[6,7]
Net investment income (loss)	0.25%[6]	0.19%	0.03%	(0.11)%	(0.23)%[6]
Expense waiver/reimbursement[8]	0.30%[6]	0.30%	0.30%	0.36%	0.69%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$34,997	$33,658	$39,973	$57,625	$79,164
Portfolio turnover	49%	63%	98%	76%	73%[9]
Semi-Annual Shareholder Report
7

1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.40% on the total return. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.32% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92%, 1.92%, 1.92%, and 1.92% for the years ended September 30, 2012, 2011 and 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2013	Year Ended September 30,
		2012	2011	2010	2009[1,2]	2008[1,3]
Net Asset Value, Beginning of Period	$16.06	$12.54	$12.98	$12.61	$14.10	$18.71
Income From Investment Operations:
Net investment income (loss)	0.02	0.03[4]	0.00[4,5]	(0.01)[4]	0.09[4]	0.12
Net realized and unrealized gain (loss) on investments	2.12	3.43	(0.42)	0.38	(1.47)	(3.17)
TOTAL FROM INVESTMENT OPERATIONS	2.14	3.46	(0.42)	0.37	(1.38)	(3.05)
Less Distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.02)	(0.00)[5]	(0.11)	(0.06)
Distributions from net realized gain on investments	—	—	—	—	—	(1.50)
TOTAL DISTRIBUTIONS	(0.03)	(0.03)	(0.02)	(0.00)[5]	(0.11)	(1.56)
Regulatory Settlement Proceeds	—	0.09[6]	—	—	—	—
Net Asset Value, End of Period	$18.17	$16.06	$12.54	$12.98	$12.61	$14.10
Total Return[7]	13.31%	28.34%[6]	(3.29)%	2.95%	(9.67)%	(17.62)%
Ratios to Average Net Assets:
Net expenses	1.92%[8]	1.92%[9]	1.92[9]	1.92[9]	1.94[9]	1.95%
Net investment income (loss)	0.26%[8]	0.19%	0.03%	(0.11)%	0.84%	0.55%
Expense waiver/reimbursement[10]	0.17%[8]	0.19%	0.21%	0.26%	0.67%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,442	$37,331	$33,947	$38,708	$39,007	$3,865
Portfolio turnover	49%	63%	98%	76%	73%	96%
Semi-Annual Shareholder Report
9

1	The Predecessor Fund was reorganized into the Fund as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.05; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets of each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Per share numbers have been calculated using the average shares method.
5	Represents less than $0.01.
6	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.40% on the total return. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.32% on the total return.
7	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
8	Computed on an annualized basis.
9	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92%, 1.92%, 1.92% and 1.94% for the years ended September 30, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
10	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2013	Year Ended September 30,			Period Ended 9/302009[1]
		2012	2011	2010
Net Asset Value, Beginning of Period	$16.11	$12.57	$13.01	$12.62	$12.29
Income From Investment Operations:
Net investment income	0.07	0.10[2]	0.07[2]	0.02[2]	0.00[2,3]
Net realized and unrealized gain (loss) on investments	2.11	3.46	(0.44)	0.39	0.33
TOTAL FROM INVESTMENT OPERATIONS	2.18	3.56	(0.37)	0.41	0.33
Less Distributions:
Distributions from net investment income	(0.07)	(0.11)	(0.07)	(0.02)	—
Regulatory Settlement Proceeds	—	0.09[4]	—	—	—
Net Asset Value, End of Period	$18.22	$16.11	$12.57	$13.01	$12.62
Total Return[5]	13.57%	29.07%[4]	(2.92)%	3.22%	2.69%
Ratios to Average Net Assets:
Net expenses	1.40%[6]	1.42%[7]	1.46%[7]	1.67%[7]	1.67%[6,7]
Net investment income	0.78%[6]	0.70%	0.49%	0.14%	0.04%[6]
Expense waiver/reimbursement[8]	0.30%[6]	0.31%	0.30%	0.13%	0.55%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$22,479	$20,830	$16,169	$14,733	$12,462
Portfolio turnover	49%	63%	98%	76%	73%[9]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.40% on the total return. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.42%, 1.46%, 1.67%, and 1.67% for the years ended September 30, 2012, 2011 and 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2013	Year Ended September 30,			Period Ended 9/30/2009[1]
		2012	2011	2010
Net Asset Value, Beginning of Period	$16.12	$12.58	$13.02	$12.63	$12.29
Income From Investment Operations:
Net investment income	0.11	0.18[2]	0.15[2]	0.11[2]	0.01[2]
Net realized and unrealized gain (loss) on investments	2.12	3.45	(0.45)	0.39	0.33
TOTAL FROM INVESTMENT OPERATIONS	2.23	3.63	(0.30)	0.50	0.34
Less Distributions:
Distributions from net investment income	(0.11)	(0.18)	(0.14)	(0.11)	—
Regulatory Settlement Proceeds	—	0.09[3]	—	—	—
Net Asset Value, End of Period	$18.24	$16.12	$12.58	$13.02	$12.63
Total Return[4]	13.88%	29.66%[3]	(2.42)%	4.00%	2.77%
Ratios to Average Net Assets:
Net expenses	0.94%[5]	0.94%[6]	0.94%[6]	0.94%[6]	0.94%[5,6]
Net investment income	1.24%[5]	1.18%	1.02%	0.87%	0.54%[5]
Expense waiver/reimbursement[7]	0.05%[5]	0.06%	0.09%	0.13%	0.44%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$192,343	$174,998	$166,009	$143,281	$12,033
Portfolio turnover	49%	63%	98%	76%	73%[8]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.40% on the total return. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.93%, 0.93%, 0.93%, and 0.94% for the years ended September 30, 2012, 2011 and 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
March 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $17,004,380 of investment in an affiliated holding (Note 5) (identified cost $787,394,307)		$945,085,234
Cash		169,827
Income receivable		1,174,478
Receivable for investments sold		8,226,384
Receivable for shares sold		1,222,618
TOTAL ASSETS		955,878,541
Liabilities:
Payable for investments purchased	$3,024,207
Payable for shares redeemed	1,193,659
Payable for transfer and dividend disbursing agent fees and expenses	332,150
Payable for Directors'/Trustees' fees (Note 5)	1,017
Payable for distribution services fee (Note 5)	52,455
Payable for shareholder services fee (Note 5)	238,745
Accrued expenses (Note 5)	20,798
TOTAL LIABILITIES		4,863,031
Net assets for 52,198,082 shares outstanding		$951,015,510
Net Assets Consist of:
Paid-in capital		$1,128,834,242
Net unrealized appreciation of investments		157,690,927
Accumulated net realized loss on investments		(335,588,298)
Undistributed net investment income		78,639
TOTAL NET ASSETS		$951,015,510
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($660,754,611 ÷ 36,265,694 shares outstanding), no par value, unlimited shares authorized	$18.22
Offering price per share (100/94.50 of $18.22)	$19.28
Redemption proceeds per share	$18.22
Class B Shares:
Net asset value per share ($34,997,293 ÷ 1,928,879 shares outstanding), no par value, unlimited shares authorized	$18.14
Offering price per share	$18.14
Redemption proceeds per share (94.50/100 of $18.14)	$17.14
Class C Shares:
Net asset value per share ($40,441,693 ÷ 2,226,212 shares outstanding), no par value, unlimited shares authorized	$18.17
Offering price per share	$18.17
Redemption proceeds per share (99.00/100 of $18.17)	$17.99
Class R Shares:
Net asset value per share ($22,479,063 ÷ 1,233,437 shares outstanding), no par value, unlimited shares authorized	$18.22
Offering price per share	$18.22
Redemption proceeds per share	$18.22
Institutional Shares:
Net asset value per share ($192,342,850 ÷ 10,543,860 shares outstanding), no par value, unlimited shares authorized	$18.24
Offering price per share	$18.24
Redemption proceeds per share	$18.24
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations
Six Months Ended March 31, 2013 (unaudited)
Investment Income:
Dividends (including $19,441 received from an affiliated holding (Note 5))			$9,817,048
Expenses:
Investment adviser fee (Note 5)		$3,370,822
Administrative fee (Note 5)		350,635
Custodian fees		16,383
Transfer and dividend disbursing agent fees and expenses (Note 2)		845,888
Directors'/Trustees' fees (Note 5)		2,337
Auditing fees		13,213
Legal fees		3,333
Portfolio accounting fees		80,089
Distribution services fee (Note 5)		322,289
Shareholder services fee (Note 5)		869,372
Account administration fee (Note 2)		2,917
Share registration costs		38,797
Printing and postage		56,103
Insurance premiums (Note 5)		2,724
Miscellaneous (Note 5)		4,110
TOTAL EXPENSES		5,979,012
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(223,008)
Waiver of distribution services fee (Note 5)	(26,400)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(303,960)
TOTAL WAIVERS AND REIMBURSEMENTS		(553,368)
Net expenses			5,425,644
Net investment income			4,391,404
Realized and Unrealized Gain on Investments:
Net realized gain on investments			54,643,141
Net change in unrealized appreciation of investments			57,770,222
Net realized and unrealized gain on investments			112,413,363
Change in net assets resulting from operations			$116,804,767
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2013	Year Ended 9/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,391,404	$7,977,435
Net realized gain on investments	54,643,141	64,094,743
Net change in unrealized appreciation/depreciation of investments	57,770,222	141,469,526
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	116,804,767	213,541,704
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,204,682)	(5,620,496)
Class B Shares	(46,398)	(77,902)
Class C Shares	(57,689)	(79,427)
Class R Shares	(86,791)	(139,634)
Institutional Shares	(1,151,014)	(2,122,694)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,546,574)	(8,040,153)
Share Transactions:
Proceeds from sale of shares	38,910,233	83,017,504
Net asset value of shares issued to shareholders in payment of distributions declared	4,108,646	7,133,850
Cost of shares redeemed	(85,991,812)	(192,598,072)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(42,972,933)	(102,446,718)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 9)	—	4,520,815
Change in net assets	69,285,260	107,575,648
Net Assets:
Beginning of period	881,730,250	774,154,602
End of period (including undistributed net investment income of $78,639 and $233,809, respectively)	$951,015,510	$881,730,250
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Notes to Financial Statements
March 31, 2013 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Clover Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Semi-Annual Shareholder Report
17

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may
Semi-Annual Shareholder Report
18

bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For six months ended March 31, 2013, transfer and dividend disbursing agent fees and account administration fees for the Fund were follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$607,572	$(237,563)	$1,456
Class B Shares	59,098	(42,671)	—
Class C Shares	42,568	(23,726)	1,461
Class R Shares	34,466	—	—
Institutional Shares	102,184	—	—
TOTAL	$845,888	$(303,960)	$2,917
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
19

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,342,377	$22,958,762	3,488,351	$51,659,752
Shares issued to shareholders in payment of distributions declared	171,944	2,902,135	335,028	5,089,316
Shares redeemed	(3,435,871)	(58,172,622)	(6,849,315)	(102,751,558)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,921,550)	$(32,311,725)	(3,025,936)	$(46,002,490)
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	184,377	$3,131,445	270,830	$4,035,445
Shares issued to shareholders in payment of distributions declared	2,733	44,302	5,025	73,815
Shares redeemed	(357,319)	(5,985,319)	(1,370,354)	(20,414,690)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(170,209)	$(2,809,572)	(1,094,499)	$(16,305,430)
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	157,226	$2,658,981	351,588	$5,238,289
Shares issued to shareholders in payment of distributions declared	3,144	51,057	4,714	69,626
Shares redeemed	(259,236)	(4,411,911)	(739,386)	(10,998,680)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(98,866)	$(1,701,873)	(383,084)	$(5,690,765)
Semi-Annual Shareholder Report
20

	Six Months Ended 3/31/2013		Year Ended 9/30/2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	181,095	$3,084,459	445,827	$6,713,739
Shares issued to shareholders in payment of distributions declared	5,095	85,842	9,038	137,148
Shares redeemed	(245,944)	(4,153,826)	(447,517)	(6,717,932)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(59,754)	$(983,525)	7,348	$132,955
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	414,857	$7,076,586	1,011,945	$15,370,279
Shares issued to shareholders in payment of distributions declared	60,465	1,025,310	115,719	1,763,945
Shares redeemed	(785,906)	(13,268,134)	(3,464,512)	(51,715,212)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(310,584)	$(5,166,238)	(2,336,848)	$(34,580,988)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,560,963)	$(42,972,933)	(6,833,019)	$(102,446,718)
4. FEDERAL TAX INFORMATION
At March 31, 2013, the cost of investments for federal tax purposes was $787,394,307. The net unrealized appreciation of investments for federal tax purposes was $157,690,927. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $160,913,591 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,222,664.
At September 30, 2012, the Fund had a capital loss carryforward of $387,593,043 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2015	$218,665,539	NA	$218,665,539
2016	$125,794,854	NA	$125,794,854
2017	$30,314,241	NA	$30,314,241
2018	$12,818,409	NA	$12,818,409
Semi-Annual Shareholder Report
21

As a result of the tax-free transfer of assets from Federated American Leaders Fund, Inc., the use of certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2013, the Adviser voluntarily waived $206,768 of its fee. In addition, for the six months ended March 31, 2013, an affiliate of the Advisor voluntarily reimbursed $303,960 of transfer and dividend disbursing agent fees and expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Comlpex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC.
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Semi-Annual Shareholder Report
22

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$125,482	$—
Class C Shares	144,007	—
Class R Shares	52,800	(26,400)
TOTAL	$322,289	$(26,400)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2013, FSC retained $50,862 of fees paid by the Fund. For the six months ended March 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2013, FSC retained $20,366 in sales charges from the sale of Class A Shares. FSC also retained $19,608 and $150 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2013, Service Fees for Fund were as follows:
Service Fees Incurred
Class A Shares	$781,002
Class B Shares	41,828
Class C Shares	46,542
TOTAL	$869,372
For the six months ended March 31, 2013, FSSC did not receive any fees paid by the Fund.
Semi-Annual Shareholder Report
23

Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.19%, 1.92%, 1.92%, 1.42% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2013, the Adviser reimbursed $16,240. Transactions involving the affiliated holding during the six months ended March 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2012	26,869,069
Purchases/Additions	232,557,618
Sales/Reductions	242,422,307
Balance of Shares Held 3/31/2013	17,004,380
Value	$17,004,380
Dividend Income	$19,441
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2013, were as follows:
Purchases	$425,267,595
Sales	$464,117,791
Semi-Annual Shareholder Report
24

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2013, there were no outstanding loans. During the six months ended March 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2013, there were no outstanding loans. During the six months ended March 31, 2013, the program was not utilized.
9. REGULATORY SETTLEMENT PROCEEDS
On June 12, 2012, the SEC approved the distribution of $2,659,457 to the Fund, representing a residual distribution from the settlement of administrative proceedings involving findings by the SEC of alleged market timing and/or late trading in several Federated Funds including the Fund. Additionally, during the year ended September 30, 2012, the Fund received $1,861,358 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. These settlements were recorded as an increase to paid-in capital.
Semi-Annual Shareholder Report
25

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
26

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,137.50	$6.34
Class B Shares	$1,000	$1,133.30	$10.21
Class C Shares	$1,000	$1,133.10	$10.21
Class R Shares	$1,000	$1,135.70	$7.45
Institutional Shares	$1,000	$1,138.80	$5.01
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.00	$5.99
Class B Shares	$1,000	$1,015.36	$9.65
Class C Shares	$1,000	$1,015.36	$9.65
Class R Shares	$1,000	$1,017.95	$7.04
Institutional Shares	$1,000	$1,020.24	$4.73
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.19%
Class B Shares	1.92%
Class C Shares	1.92%
Class R Shares	1.40%
Institutional Shares	0.94%
Semi-Annual Shareholder Report
27

Evaluation and Approval of Advisory
Contract–May 2012
Federated Clover Value Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report
28

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report
29

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year and five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate
Semi-Annual Shareholder Report
30

contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
Semi-Annual Shareholder Report
31

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report
33

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
34

Federated Clover Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172255
CUSIP 314172248
CUSIP 314172230
CUSIP 314172222
CUSIP 314172214
40427 (5/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
March 31, 2013
Share Class	Ticker
A	BEARX
C	PBRCX
Institutional	PBRIX

Federated Prudent Bear Fund
(Successor to the Prudent Bear Fund Established 1995)

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2012 through March 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At March 31, 2013, the Fund's portfolio composition was as follows:
Percentage of Total Net Assets
Securities Sold Short	(54.9)%
Derivative Contracts—Short (notional value)[1]	(26.3)%
U.S. Treasury Securities	76.8%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	12.3%
Common Stocks	4.1%
Other Securities[2]	0.4%
Cash Equivalents[3]	7.2%
Adjustment for Derivative Contracts (notional value)[1]	25.9%
Collateral on Deposit for Securities Sold Short	53.4%
Other Assets and Liabilities—Net[4]	1.1%
TOTAL	100.0%
1	Derivative contracts may consist of futures, forwards, options and swaps. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
2	Other Securities include warrants and purchased put options.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At March 31, 2013, the Fund's sector composition5 for its short positions was as follows:
Sector Composition	Percentage of Total Securities Sold Short[6]
Broad Equity Index	26.4%
Information Technology	14.6%
Financials	13.7%
Consumer Discretionary	13.6%
Industrials	9.9%
Health Care	7.8%
Materials	6.1%
Utilities	2.7%
Consumer Staples	2.4%
Telecommunication Services	1.6%
Energy	1.2%
TOTAL	100.0%
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
6	Includes any short positions on futures contracts.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2013 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—4.1%
		Energy—0.6%
200,000	[1]	BNK Petroleum, Inc.	$153,566
90,000	[1]	Coastal Energy Co.	1,718,758
500,000	[1]	Cub Energy, Inc.	155,042
40,000		Paramount Resources Ltd.	1,476,596
55,000		Tullow Oil PLC	1,029,475
		TOTAL	4,533,437
		Materials—3.5%
3,500,000	[1]	Abacus Mining & Exploration Corp.	585,716
12,471		Agnico Eagle Mines Ltd.	511,558
32,400		Agnico Eagle Mines Ltd.	1,329,696
65,000		Alamos Gold, Inc.	892,602
55,000		Barrick Gold Corp.	1,617,000
700,000	[1]	Belo Sun Mining Corp.	785,549
475,000	[1]	Corvus Gold, Inc.	402,126
55,000	[1]	Detour Gold Corp.	1,057,390
419,396	[1]	Duluth Metals Ltd.	800,934
100,000	[1]	Dundee Precious Metals, Inc.	777,674
450,000	[1]	Esperanza Resources Corp.	469,558
200,000	[1]	Fortuna Silver Mines, Inc.	862,332
57,100		Goldcorp, Inc., Class A	1,920,273
800,000	[1]	Gryphon Minerals Ltd.	291,032
115,000		IAMGOLD Corp.	829,798
91,850	[1]	Imperial Metals Corp.	1,351,733
55,000	[1]	Kennady Diamonds, Inc.	64,970
200,000	[1]	Lydian International Ltd.	427,228
675,000	[1]	MacArthur Minerals Ltd.	194,357
75,000	[1]	Mag Silver Corp.	711,719
120,000		Medusa Mining Ltd.	539,256
270,833	[1]	Mountain Province Diamonds, Inc.	1,173,072
125,000	[1]	New Gold, Inc.	1,137,500
32,600		Newmont Mining Corp.	1,365,614
200,000	[1]	Osisko Mining Corp.	1,187,183
400,000		Panoramic Resources Ltd.	155,370
30,000	[1]	Pretium Resources, Inc.	238,027
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
507,166	[1]	Rackla Metals, Inc.	$19,970
1,521,500	[1]	Radius Gold, Inc.	254,619
850,000	[1]	Rockgate Capital Corp.	217,552
1,000,000	[1]	Romarco Minerals, Inc.	807,206
12,500		Royal Gold, Inc.	887,875
47,002		Silver Wheaton Corp.	1,471,343
800,000	[1]	Trevali Mining Corp.	740,267
100,000	[1]	Virginia Mines, Inc.	972,585
127,000		Yamana Gold, Inc.	1,949,450
		TOTAL	29,000,134
		TOTAL COMMON STOCKS (IDENTIFIED COST $42,261,003)	33,533,571
		WARRANTS—0.0%
		Materials—0.0%
27,959	[1]	Duluth Metals Ltd., Warrants	27,523
15,625	[1]	Pan American Silver Corp., Warrants	4,859
56,471	[1]	Pan American Silver Corp., Warrants	19,601
507,166	[1]	Rackla Metals, Inc., Warrants	2,496
		TOTAL WARRANTS (IDENTIFIED COST $595,718)	54,479
		U.S. Treasury—89.1%
		U.S. Treasury Bill—12.3%
$100,000,000	[2,3]	United States Treasury Bill, 0.120%, 8/15/2013	99,998,060
		U.S. Treasury Notes—76.8%
125,000,000		United States Treasury Note, 0.125%, 8/31/2013	125,000,000
150,000,000		United States Treasury Note, 0.125%, 9/30/2013	150,000,735
200,000,000		United States Treasury Note, 0.375%, 7/31/2013	200,179,680
152,200,000		United States Treasury Note, 0.500%, 5/31/2013	152,312,963
		TOTAL	627,493,378
		TOTAL U.S. TREASURY (IDENTIFIED COST $727,408,444)	727,491,438
		PURCHASED PUT Options—0.4%
3,400	[1]	iShares Russell 2000 Index Fund, Strike Price $80.00, Expiration Date 4/20/2013	11,900
12,000	[1]	iShares Russell 2000 Index Fund, Strike Price $80.00, Expiration Date 8/17/2013	1,032,000
3,000	[1]	iShares Russell 2000 Index Fund, Strike Price $83.00, Expiration Date 8/17/2013	364,500
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		PURCHASED PUT Options—continued
1,500	[1]	Market Vectors Semiconductor ETF, Strike Price $35.00, Expiration Date 5/18/2013	$105,000
9,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $130.00, Expiration Date 6/22/2013	274,500
8,200	[1]	SPDR S&P 500 ETF Trust, Strike Price $140.00, Expiration Date 9/21/2013	1,791,700
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $9,233,997)	3,579,600
		MUTUAL FUND—7.2%
58,663,837	[4,5]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	58,663,837
		TOTAL INVESTMENTS—100.8% (IDENTIFIED COST $838,162,999)[6]	823,322,925
		OTHER ASSETS AND LIABILITIES-NET—(0.8)%[7]	(6,395,506)
		TOTAL NET ASSETS—100%	$816,927,419
Semi-Annual Shareholder Report

Securities Sold Short
Shares		Value
24,000	Accenture PLC	$1,823,280
108,000	Adtran, Inc.	2,122,200
170,000	Aflac, Inc.	8,843,400
47,000	Akamai Technologies, Inc.	1,658,630
683,000	Alcoa, Inc.	5,819,160
347,000	Amex Financial Select Standard & Poor Depository Receipt	6,311,930
173,000	Applied Materials, Inc.	2,332,040
49,000	Arrow Electronics, Inc.	1,990,380
20,000	Aruba Networks, Inc.	494,800
21,000	ASML Holding N.V.	1,428,210
120,000	AT&T, Inc.	4,402,800
429,000	Au Optronics Corp., ADR	1,844,700
37,000	Autodesk, Inc.	1,525,880
151,000	Banco Bradesco SA, ADR	2,570,020
1,169,000	Banco Santander, SA, ADR	7,960,890
476,000	Barclays PLC, ADR	8,453,760
89,000	CA, Inc.	2,240,130
138,000	Cardinal Health, Inc.	5,743,560
249,000	Carnival Corp.	8,540,700
95,000	Caterpillar, Inc.	8,262,150
52,000	CIENA Corp.	832,520
159,000	Cisco Systems, Inc.	3,324,690
35,000	Citrix Systems, Inc.	2,525,600
311,000	Credit Suisse Group AG, ADR	8,148,200
86,000	Dick's Sporting Goods, Inc.	4,067,800
59,700	EMC Corp.	1,426,233
88,000	Entergy Corp.	5,565,120
47,000	Equifax, Inc.	2,706,730
53,000	Exelon Corp.	1,827,440
40,000	Expedia, Inc.	2,400,400
16,000	F5 Networks, Inc.	1,425,280
320,000	Facebook, Inc.	8,185,600
40,000	Family Dollar Stores, Inc.	2,362,000
85,000	FedEx Corp.	8,347,000
107,000	FirstEnergy Corp.	4,515,400
120,000	Flextronics International Ltd.	811,200
350,000	Ford Motor Co.	4,602,500
138,000	Freescale Semiconductor Ltd.	2,054,820
58,000	General Dynamics Corp.	4,089,580
Semi-Annual Shareholder Report

Shares		Value
453,000	Goodyear Tire & Rubber Co.	$5,712,330
78,000	Harley-Davidson, Inc.	4,157,400
60,000	Health Net, Inc.	1,717,200
114,000	Hologic, Inc.	2,576,400
142,000	Hospira, Inc.	4,661,860
25,000	Humana, Inc.	1,727,750
10,000	IBM Corp.	2,133,000
68,000	Illinois Tool Works, Inc.	4,143,920
203,000	Industrial Select Sector SPDR	8,471,190
13,000	Intuitive Surgical, Inc.	6,385,470
115,000	iShares Dow Jones U.S. Telecommunications Sector Index Fund	2,794,500
577,000	iShares MSCI Emerging Market	24,684,060
137,000	iShares Russell 2000 Index Fund	12,913,620
237,000	Itau Unibanco Holding SA, ADR	4,218,600
125,000	Jabil Circuit, Inc.	2,310,000
164,000	Juniper Networks, Inc.	3,040,560
117,000	LG Display Co. Ltd., ADR	1,707,030
43,000	Lockheed Martin Corp.	4,150,360
128,000	Lululemon Athletica, Inc.	7,980,800
30,000	Marriott International, Inc., Class A	1,266,900
108,000	Materials Select Sector SPDR Trust	4,231,440
59,000	Mead Johnson Nutrition Co.	4,569,550
97,000	Medtronic, Inc.	4,555,120
92,000	Microsoft Corp.	2,632,120
69,000	Molex, Inc.	2,020,320
129,000	Moody's Corp.	6,878,280
34,000	Nordstrom, Inc.	1,877,820
59,000	Northrop Grumman Corp.	4,138,850
73,000	Oracle Corp.	2,360,820
77,000	Paychex, Inc.	2,700,390
178,000	Peabody Energy Corp.	3,764,700
99,000	Petroleo Brasileiro SA, ADR	1,640,430
117,000	Polycom, Inc.	1,296,360
1,600	Priceline.com, Inc.	1,100,688
87,000	Rio Tinto PLC, ADR	4,095,960
257,000	Royal Caribbean Cruises Ltd.	8,537,540
47,000	Seagate Technology, Inc.	1,718,320
517,000	SPDR S&P 500 ETF Trust	80,936,350
19,000	Starwood Hotels & Resorts Worldwide, Inc.	1,210,870
143,000	Taiwan Semiconductor Manufacturing Co., ADR	2,458,170
235,000	Teck Cominco Ltd., Class B	6,617,600
Semi-Annual Shareholder Report

Shares		Value
47,000	Texas Instruments, Inc.	$1,667,560
42,000	Time Warner Cable, Inc.	4,034,520
530,000	UBS AG	8,156,700
22,000	Ulta Salon Cosmetics & Fragrance, Inc.	1,785,740
30,000	UnitedHealth Group, Inc.	1,716,300
379,000	Vale SA, ADR	6,552,910
60,000	Varian Medical Systems, Inc.	4,320,000
25,000	Wellpoint, Inc.	1,655,750
73,000	Whole Foods Market, Inc.	6,332,750
19,000	Wyndham Worldwide Corp.	1,225,120
145,000	Xerox Corp.	1,247,000
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $439,510,216)	$448,375,731
At March 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 Index Short Futures	550	$214,871,250	June 2013	$(3,329,538)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holding.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,253,489	$—	$—	$2,253,489
International	29,264,949	2,015,133[1]	—	31,280,082
Warrants	—	54,479[2,3]	—	54,479
Debt Securities:
U.S. Treasury	—	727,491,438	—	727,491,438
Purchased Put Options	3,579,600	—	—	3,579,600
Mutual Fund	58,663,837	—	—	58,663,837
TOTAL SECURITIES	$93,761,875	$729,561,050	$—	$823,322,925
OTHER FINANCIAL INSTRUMENTS[4]	$(451,705,269)	$—	$—	$(451,705,269)
1	Includes $2,195,133 of common stock securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. These transfers represent the value of the securities at the beginning of the period.
2	Includes $9,028 of a warrant security transferred from Level 1 to Level 2 because the security ceased trading during the period and fair value was obtained using valuation techniques utilizing observable market data. This transfer represents the value of the security at the beginning of the period.
3	Includes $28,440 of a warrant security transferred from Level 3 to Level 2 because observable market data was obtained for the security. This transfer represents the value of the security at the beginning of the period.
4	Other financial instruments include securities sold short and futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Funds
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2013	Year Ended September 30,
		2012	2011	2010	2009[1]	2008
Net Asset Value, Beginning of Period	$3.74	$4.98	$5.09	$5.74	$6.82	$5.96
Income From Investment Operations:
Net investment income (loss)	(0.04)[2]	(0.10)[2]	(0.10)[2]	(0.12)[2]	(0.15)[2]	0.05
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(0.39)	(1.14)	(0.01)	(0.53)	0.41	1.00
TOTAL FROM INVESTMENT OPERATIONS	(0.43)	(1.24)	(0.11)	(0.65)	0.26	1.05
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.19)
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	—	—	—	—	(1.33)	—
Return of capital[3]	—	—	—	—	(0.01)	—
TOTAL DISTRIBUTIONS	—	—	—	—	(1.34)	(0.19)
Redemption Fees	—	—	—	—	—	0.00[4]
Net Asset Value, End of Period	$3.31	$3.74	$4.98	$5.09	$5.74	$6.82
Total Return[5]	(11.50)%	(24.90)%	(2.16)%	(11.32)%	0.06%	17.98%
Ratios to Average Net Assets:
Net expenses	2.56%[6]	2.47%[7]	2.29%[7]	2.42%[7]	2.84%[7]	2.56%[7]
Net expenses excluding dividends and other expenses related to short sales	1.76%[6]	1.74%[7]	1.74%[7]	1.72%[7]	1.73%[7]	1.72%[7]
Net investment income (loss)	(2.41)%[6]	(2.37)%	(2.16)%	(2.31)%	(2.18)%	0.80%
Expense waiver/reimbursement[8]	0.01%[6]	0.00%[9]	0.01%	0.01%	0.03%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$400,758	$547,426	$949,893	$1,212,331	$1,079,143	$1,054,341
Portfolio turnover	223%	480%	473%	379%	392%	277%
Semi-Annual Shareholder Report

1	Prudent Bear Fund (the “Predecessor Fund”) was reorganized into Federated Prudent Bear Fund (the “Fund”) as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.47%, 2.29%, 2.42%, 2.82% and 2.52%, after taking into account these expense reductions for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2013	Year Ended September 30,
		2012	2011	2010	2009[1]	2008
Net Asset Value, Beginning of Period	$3.44	$4.61	$4.75	$5.40	$6.52	$5.72
Income From Investment Operations:
Net investment income (loss)	(0.05)[2]	(0.12)[2]	(0.13)[2]	(0.15)[2]	(0.19)[2]	0.01
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(0.36)	(1.05)	(0.01)	(0.50)	0.41	0.96
TOTAL FROM INVESTMENT OPERATIONS	(0.41)	(1.17)	(0.14)	(0.65)	0.22	0.97
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.17)
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	—	—	—	—	(1.33)	—
Return of capital[3]	—	—	—	—	(0.01)	—
TOTAL DISTRIBUTIONS	—	—	—	—	(1.34)	(0.17)
Redemption Fees	—	—	—	—	—	0.00[4]
Net Asset Value, End of Period	$3.03	$3.44	$4.61	$4.75	$5.40	$6.52
Total Return[5]	(11.92)%	(25.38)%	(2.95)%	(12.04)%	(0.65)%	17.13%
Ratios to Average Net Assets:
Net expenses	3.31%[6]	3.22%[7]	3.04%[7]	3.17%[7]	3.61%[7]	3.31%[7]
Net expenses excluding dividends and other expenses related to short sales	2.51%[6]	2.49%[7]	2.48%[7]	2.48%[7]	2.46%[7]	2.47%[7]
Net investment income (loss)	(3.16)%[6]	(3.12)%	(2.91)%	(3.04)%	(3.03)%	0.09%
Expense waiver/reimbursement[8]	0.01%[6]	0.00%[9]	0.01%	0.01%	0.03%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$80,570	$111,926	$180,892	$197,495	$96,518	$65,831
Portfolio turnover	223%	480%	473%	379%	392%	277%
Semi-Annual Shareholder Report

1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.22%, 3.04%, 3.17%, 3.59% and 3.27%, after taking into account these expense reductions for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2013	Year Ended September 30,			Period Ended 9/30/2009[1]
		2012	2011	2010
Net Asset Value, Beginning of Period	$3.77	$5.01	$5.11	$5.76	$6.91
Income From Investment Operations:
Net investment income (loss)	(0.04)[2]	(0.09)[2]	(0.09)[2]	(0.11)[2]	(0.13)[2]
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions	(0.39)	(1.15)	(0.01)	(0.54)	(1.02)
TOTAL FROM INVESTMENT OPERATIONS	(0.43)	(1.24)	(0.10)	(0.65)	(1.15)
Net Asset Value, End of Period	$3.34	$3.77	$5.01	$5.11	$5.76
Total Return[3]	(11.41)%	(24.75)%	(1.96)%	(11.28)%	(16.64)%
Ratios to Average Net Assets:
Net expenses	2.31%[4]	2.22%[5]	2.05%[5]	2.14%[5]	2.73%[4,5]
Net expenses excluding dividends and other expenses related to short sales	1.51%[4]	1.49%[5]	1.49%[5]	1.49%[5]	1.50%[4,5]
Net investment income (loss)	(2.17)%[4]	(2.12)%	(1.92)%	(2.00)%	(2.59)%[4]
Expense waiver/reimbursement[6]	0.01%[4]	0.00%[7]	0.01%	0.01%	0.02%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$335,599	$402,670	$683,286	$585,911	$98,732
Portfolio turnover	223%	480%	473%	379%	392%[8]
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.22%, 2.05%, 2.14% and 2.72%, after taking into account these expense reductions for the years ended September 30, 2012, 2011 and 2010 and for the period ended September 30, 2009, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $58,663,837 of investment in an affiliated holding (Note 5) (identified cost $838,162,999)		$823,322,925
Cash denominated in foreign currencies (identified cost $28,199)		28,083
Deposit at broker for short sales		436,270,852
Income receivable		501,061
Receivable for investments sold		24,904,458
Receivable for shares sold		5,265,224
TOTAL ASSETS		1,290,292,603
Liabilities:
Securities sold short, at value (proceeds $439,510,216)	$448,375,731
Dividends payable on short positions	725,325
Payable for investments purchased	14,585,638
Payable for shares redeemed	8,147,303
Bank overdraft	409
Payable for daily variation margin	844,315
Payable for Directors'/Trustees' fees (Note 5)	469
Payable for distribution services fee (Note 5)	52,607
Payable for shareholder services fee (Note 5)	164,262
Accrued expenses (Note 5)	469,125
TOTAL LIABILITIES		473,365,184
Net assets for 248,162,779 shares outstanding		$816,927,419
Net Assets Consist of:
Paid-in capital		$1,731,921,064
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(27,035,243)
Accumulated net realized loss on investments, short sales, futures contracts and foreign currency transactions		(855,843,008)
Distributions in excess of net investment income/Accumulated net investment income (loss)		(32,115,394)
TOTAL NET ASSETS		$816,927,419
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($400,758,212 ÷ 121,200,074 shares outstanding), no par value, unlimited shares authorized	$3.31
Offering price per share (100/94.50 of $3.31)	$3.50
Redemption proceeds per share	$3.31
Class C Shares:
Net asset value per share ($80,570,395 ÷ 26,584,031 shares outstanding), no par value, unlimited shares authorized	$3.03
Offering price per share	$3.03
Redemption proceeds per share (99.00/100 of $3.03)	$3.00
Institutional Shares:
Net asset value per share ($335,598,812 ÷ 100,378,674 shares outstanding), no par value, unlimited shares authorized	$3.34
Offering price per share	$3.34
Redemption proceeds per share	$3.34
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2013 (unaudited)
Investment Income:
Dividends (including $3,312 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $15,264)		$124,833
Interest		583,583
TOTAL INCOME		708,416
Expenses:
Investment adviser fee (Note 5)	$5,924,467
Administrative fee (Note 5)	369,814
Custodian fees	33,972
Transfer and dividend disbursing agent fees and expenses	667,415
Directors'/Trustees' fees (Note 5)	3,419
Auditing fees	14,959
Legal fees	4,032
Portfolio accounting fees	76,729
Distribution services fee (Note 5)	369,258
Shareholder services fee (Note 5)	730,558
Share registration costs	58,830
Printing and postage	45,313
Insurance premiums (Note 5)	3,105
Dividends and other expenses related to short positions	3,766,056
Miscellaneous (Note 5)	5,785
TOTAL EXPENSES	12,073,712
Waiver/reimbursement of investment adviser fee (Note 5)	(27,860)
Net expenses		12,045,852
Net investment income (loss)		(11,337,436)
Realized and Unrealized Loss on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions		(7,460,874)
Net realized loss on short sales		(44,689,736)
Net realized loss on futures contracts		(29,614,014)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(11,632,653)
Net change in unrealized depreciation of short sales		(3,485,326)
Net change in unrealized depreciation of futures contracts		(3,160,599)
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions		(100,043,202)
Change in net assets resulting from operations		$(111,380,638)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2013	Year Ended 9/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(11,337,436)	$(30,276,955)
Net realized loss on investments, short sales, futures contracts and foreign currency transactions	(81,764,624)	(283,546,250)
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	(18,278,578)	(106,158,456)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(111,380,638)	(419,981,661)
Share Transactions:
Proceeds from sale of shares	311,845,443	937,907,756
Cost of shares redeemed	(445,559,843)	(1,269,974,550)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(133,714,400)	(332,066,794)
Change in net assets	(245,095,038)	(752,048,455)
Net Assets:
Beginning of period	1,062,022,457	1,814,070,912
End of period (including distributions in excess of net investment income/accumulated net investment income (loss) of $(32,115,394) and $(20,777,958), respectively)	$816,927,419	$1,062,022,457
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2013 (unaudited)
1. organization
Federated Equity Funds (the “ Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of the Federated Prudent Bear Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five
Semi-Annual Shareholder Report

business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield to manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value short futures contracts held by the Fund throughout the period was $442,009,268. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At March 31, 2013, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $108. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to maintain flexibility, produce income or hedge. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or
Semi-Annual Shareholder Report

loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At March 31, 2013, the Fund had no outstanding written option contracts.
The average market value of purchased put options contracts held by the Fund throughout the period was $3,036,350. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	$3,329,538*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Foreign exchange contracts	$—	$(454)	$—	$(454)
Equity contracts	(29,614,014)	—	(8,534,508)	(38,148,522)
TOTAL	$(29,614,014)	$(454)	$(8,534,508)	$(38,148,976)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Options Purchased	Total
Equity contracts	$(3,160,599)	$(958,499)	$(4,119,098)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	24,287,204	$87,719,045	91,280,292	$388,391,141
Shares redeemed	(49,599,229)	(176,833,569)	(135,590,906)	(574,804,994)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(25,312,025)	$(89,114,524)	(44,310,614)	$(186,413,853)
Semi-Annual Shareholder Report

	Six Months Ended 3/31/2013		Year Ended 9/30/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,744,805	$9,139,729	10,011,837	$39,322,160
Shares redeemed	(8,719,995)	(28,533,416)	(16,659,594)	(63,705,146)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(5,975,190)	$(19,393,687)	(6,647,757)	$(24,382,986)
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	59,979,990	$214,986,669	120,615,581	$510,194,455
Shares redeemed	(66,329,160)	(240,192,858)	(150,181,394)	(631,464,410)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,349,170)	$(25,206,189)	(29,565,813)	$(121,269,955)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(37,636,385)	$(133,714,400)	(80,524,184)	$(332,066,794)
4. FEDERAL TAX INFORMATION
At March 31, 2013, the cost of investments for federal tax purposes was $838,162,999. The net unrealized depreciation of investments for federal tax purposes excluding: a) any unrealized depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; b) short sales; and c) futures contracts was $14,840,074. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,282,389 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,122,463.
At September 30, 2012, the Fund had a capital loss carryforward of $763,417,943 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$250,535,738	$87,935,695	$338,471,433
2018	$68,635,173	NA	$68,635,173
2019	$356,311,337	NA	$356,311,337
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2013, the Adviser voluntarily waived $10,372 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$369,258
Semi-Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2013, FSC retained $53,002 of fees paid by the Fund. For the six months ended March 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2013, FSC retained $23,716 in sales charges from the sale of Class A Shares. FSC also retained $17,776 of CDSC relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended March 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$607,472
Class C Shares	123,086
TOTAL	$730,558
For the six months ended March 31, 2013, FSC received $41,670 of fees paid by the Fund.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2013, the Adviser reimbursed $17,488. Transactions involving the affiliated holding during the six months ended March 31, 2013, were as follows:
Federated U.S. Treasury Cash Reserves, Institutional Shares
Balance of Shares Held 9/30/2012	164,408,948
Purchases/Additions	931,876,014
Sales/Reductions	1,037,621,125
Balance of Shares Held 3/31/2013	58,663,837
Value	$58,663,837
Dividend Income	$3,312
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2013, were as follows:
Purchases	$831,249,034
Sales	$953,501,840
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2013, there were no outstanding loans. During the six months ended March 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2013, there were no outstanding loans. During the six months ended March 31, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$885.00	$12.03
Class C Shares	$1,000	$880.80	$15.52
Institutional Shares	$1,000	$885.90	$10.86
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,012.17	$12.84
Class C Shares	$1,000	$1,008.43	$16.57
Institutional Shares	$1,000	$1,013.41	$11.60
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	2.56%
Class C Shares	3.31%
Institutional Shares	2.31%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory
Contract–May 2012
Federated Prudent Bear Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's
Semi-Annual Shareholder Report

subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
Semi-Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above at the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172354
CUSIP 314172347
CUSIP 314172339
40432 (5/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 22, 2013